Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) € in Millions		6 Months Ended
		Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)
Reconciliation of adjusted EBITDA to operating profit
Adjusted EBITDAaL		€ 5,411	€ 5,427
Restructuring costs		(58)	(102)
Interest on lease liabilities		220	217
Loss on disposal of property, plant & equipment and intangible assets		(12)	(18)
Depreciation and amortisation on owned assets		(3,672)	(3,613)
Share of results of equity accounted associates and joint ventures		(40)	(51)	[1]
Impairment reversal	[1]		64
Other income/(expense)		533	(67)	[1]
Operating profit		2,382	1,857	[1]
Investment income		566	368	[1]
Financing costs		(843)	(1,395)	[1]
Profit before taxation		2,105	€ 830	[1]
Gains (losses) on early redemption of bonds		238
Indus Towers
Reconciliation of adjusted EBITDA to operating profit
Gains (losses) on disposals of investments		714
Expense of security arrangement relating to sale of associate		€ 238
Remaining interest in previous associate after sale of interests		3.0
Debt and equity securities
Reconciliation of adjusted EBITDA to operating profit
Gains (losses) on financial assets at fair value through profit or loss		€ 242

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.